Share-based compensation - Disclosure of changes in PSUs and RSUs (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares
PSU TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	8,579,529	6,352,440	2,757,605
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.79	€ 13.09	€ 17.07
Granted (in shares) | shares	1,936,088	2,903,808	3,803,956
Granted (in euros per share) | €	€ 5.72	€ 12.02	€ 10.38
Vested (in shares) | shares	(2,426,156)	0	0
Vested (in euros per share) | €	€ 17.07	€ 0	€ 0
Canceled (in shares) | shares	(242)	0	0
Canceled (in euros per share) | €	€ 5.65	€ 0	€ 0
Forfeited (in shares) | shares	(1,030,392)	(676,719)	(209,121)
Forfeited (in euros per share) | €	€ 10.22	€ 12.43	€ 16.50
Outstanding shares unvested at the end of the period (in shares) | shares	7,058,827	8,579,529	6,352,440
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 9.76	€ 12.79	€ 13.09
PSU Synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	5,970,230	6,352,440	2,757,605
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.64	€ 12.61	€ 14.55
Granted (in shares) | shares	0	56,890	3,803,956
Granted (in euros per share) | €	€ 0	€ 16.14	€ 11.29
Vested (in shares) | shares	(2,426,155)	0	0
Vested (in euros per share) | €	€ 14.55	€ 0	€ 0
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	(377,453)	(439,100)	(209,121)
Forfeited (in euros per share) | €	€ 11.39	€ 12.43	€ 14.27
Outstanding shares unvested at the end of the period (in shares) | shares	3,166,622	5,970,230	6,352,440
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 11.32	€ 12.64	€ 12.61
PSU Compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	1,255,057	1,588,222	689,516
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.76	€ 12.61	€ 14.55
Granted (in shares) | shares	1,908,977	14,225	950,992
Granted (in euros per share) | €	€ 11.94	€ 14.05	€ 11.29
Vested (in shares) | shares	(606,651)	0	0
Vested (in euros per share) | €	€ 14.55	€ 0	€ 0
Canceled (in shares) | shares	(242)	0	0
Canceled (in euros per share) | €	€ 12.15	€ 0	€ 0
Forfeited (in shares) | shares	(303,028)	(347,390)	(52,286)
Forfeited (in euros per share) | €	€ 11.84	€ 12.59	€ 14.27
Outstanding shares unvested at the end of the period (in shares) | shares	2,254,113	1,255,057	1,588,222
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 11.71	€ 12.76	€ 12.61
PSU Electrification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	4,339,381	1,587,998	689,285
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.64	€ 12.61	€ 14.55
Granted (in shares) | shares	27,111	2,861,143	950,986
Granted (in euros per share) | €	€ 20.99	€ 12.83	€ 11.29
Vested (in shares) | shares	(485,154)	0	0
Vested (in euros per share) | €	€ 14.55	€ 0	€ 0
Canceled (in shares) | shares	(121,287)	0	0
Canceled (in euros per share) | €	€ 14.55	€ 0	€ 0
Forfeited (in shares) | shares	(538,637)	(109,760)	(52,273)
Forfeited (in euros per share) | €	€ 12.63	€ 12.43	€ 14.27
Outstanding shares unvested at the end of the period (in shares) | shares	3,221,414	4,339,381	1,587,998
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 12.35	€ 12.64	€ 12.61
Performance Share Units Synergies (PSU AOI)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	3,479,043	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.83	€ 0
Granted (in shares) | shares	2,581,419	3,795,870
Granted (in euros per share) | €	€ 12.07	€ 12.88
Vested (in shares) | shares	0	0
Vested (in euros per share) | €	€ 0	€ 0
Canceled (in shares) | shares	(323)	0
Canceled (in euros per share) | €	€ 12.15	€ 0
Forfeited (in shares) | shares	(870,598)	(316,827)
Forfeited (in euros per share) | €	€ 12.64	€ 12.83
Outstanding shares unvested at the end of the period (in shares) | shares	5,189,541	3,479,043	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 12.48	€ 12.83	€ 0
PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	417,386	0
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 15.82	€ 0
Granted (in shares) | shares	43,271	417,386
Granted (in euros per share) | €	€ 14.80	€ 15.82
Vested (in shares) | shares	(137,746)	0
Vested (in euros per share) | €	€ 18.14	€ 0
Canceled (in shares) | shares	(692)	0
Canceled (in euros per share) | €	€ 15.82	€ 0
Forfeited (in shares) | shares	(33,405)
Forfeited (in euros per share) | €	€ 17.26
Outstanding shares unvested at the end of the period (in shares) | shares	288,814	417,386	0
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 14.39	€ 15.82	€ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	11,062,707	8,824,943	4,316,256
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 12.67	€ 12.77	€ 14.62
Granted (in shares) | shares	2,944,677	3,419,898	5,186,760
Granted (in euros per share) | €	€ 11.62	€ 12.41	€ 11.45
Vested (in shares) | shares	(3,432,046)	(365,601)	(310,968)
Vested (in euros per share) | €	€ 14.68	€ 15.26	€ 16.11
Canceled (in shares) | shares	(539)	0	0
Canceled (in euros per share) | €	€ 11.71		€ 0
Forfeited (in shares) | shares	(1,204,010)	(816,533)	(367,105)
Forfeited (in euros per share) | €	€ 12.20	€ 12.51	€ 14.02
Outstanding shares unvested at the end of the period (in shares) | shares	9,370,789	11,062,707	8,824,943
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 11.67	€ 12.67	€ 12.77
Replacement Stellantis RSU awards | FCA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	0	9,722,133	17,520,829
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 9.95	€ 9.95	€ 11.08
Anti-dilution adjustment (in shares) | shares	0	0	0
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 0	€ 0
Granted (in shares) | shares	0	0	0
Granted (in euros per share) | €	€ 0	€ 0	€ 0
Vested (in shares) | shares	0	(9,597,921)	(6,923,401)
Vested (in euros per share) | €	€ 0	€ 9.95	€ 10.19
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	0	(124,212)	(875,295)
Forfeited (in euros per share) | €	€ 0	€ 0	€ 10.05
Outstanding shares unvested at the end of the period (in shares) | shares	0	0	9,722,133
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 0	€ 9.95	€ 9.95
Replacement Stellantis RSU awards | PSA Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested at the beginning of the period (in shares) | shares	0	6,422,078	11,573,960
Outstanding shares unvested at the beginning of the period (in euros per share) | €	€ 0	€ 6.71	€ 7.9
Anti-dilution adjustment (in shares) | shares	0	0	0
Anti-dilution adjustment (in euros per share) | €	€ 0	€ 0	€ 0
Granted (in shares) | shares	0	0	0
Granted (in euros per share) | €	€ 0	€ 0	€ 0
Vested (in shares) | shares	0	(6,422,078)	(4,187,770)
Vested (in euros per share) | €	€ 0	€ 6.71	€ 8.78
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ 0	€ 0	€ 0
Forfeited (in shares) | shares	0	0	(964,112)
Forfeited (in euros per share) | €	€ 0	€ 0	€ 7.76
Outstanding shares unvested at the end of the period (in shares) | shares	0	0	6,422,078
Outstanding shares unvested at the end of the period (in euros per share) | €	€ 0	€ 0	€ 6.71